Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	760,058,112.27	35,167
Yield Supplement Overcollateralization Amount 05/31/18	58,013,392.21	0
Receivables Balance 05/31/18	818,071,504.48	35,167
Principal Payments	21,299,082.54	404
Defaulted Receivables	590,149.54	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	55,883,793.53	0
Pool Balance at 06/30/18	740,298,478.87	34,742

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.35%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,177,665.24	186
Past Due 61-90 days	1,039,078.86	47
Past Due 91-120 days	54,268.13	3
Past Due 121+ days	0.00	0
Total	5,271,012.23	236

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	301,019.08
Aggregate Net Losses/(Gains) - June 2018	289,130.46
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	0.10%
Second Prior Net Losses Ratio	0.15%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	19,617,909.69
Actual Overcollateralization	19,617,909.69
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	61.21

Flow of Funds	$ Amount

Collections	23,719,119.26
Investment Earnings on Cash Accounts	34,371.67
Servicing Fee	(681,726.25)
Transfer to Collection Account	0.00
Available Funds	23,071,764.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,607,809.70
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,236,003.11
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,163,178.20

Total Distributions of Available Funds	23,071,764.68

Servicing Fee	681,726.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 06/15/18	739,916,572.29
Principal Paid	19,236,003.11
Note Balance @ 07/16/18	720,680,569.18

Class A-1
Note Balance @ 06/15/18	98,076,572.29
Principal Paid	19,236,003.11
Note Balance @ 07/16/18	78,840,569.18
Note Factor @ 07/16/18	48.9692976%

Class A-2
Note Balance @ 06/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	272,800,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-3
Note Balance @ 06/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	272,800,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-4
Note Balance @ 06/15/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	71,720,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	24,520,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,672,583.37
Total Principal Paid	19,236,003.11
Total Paid	20,908,586.48

Class A-1
Coupon	2.25000%
Interest Paid	190,023.36
Principal Paid	19,236,003.11
Total Paid to A-1 Holders	19,426,026.47

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	0.00
Total Paid to A-2 Holders	584,246.67

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0833334
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.9599461
Total Distribution Amount	26.0432795

A-1 Interest Distribution Amount	1.1802693
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	119.4782802
Total A-1 Distribution Amount	120.6585495

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1416667

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	2,042,854.72
Investment Earnings	2,899.38
Investment Earnings Paid	(2,899.38)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72